Significant Accounting Policies (Details 2)	12 Months Ended
Jan. 31, 2022
Licences [member]
Statement [Line Items]
Intangible assets estimated useful lives	5
Unpatented technology [Member]
Statement [Line Items]
Intangible assets estimated useful lives	10
Patents [Member]
Statement [Line Items]
Intangible assets estimated useful lives	10